CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net income	¥ 209,130	$ 32,143	¥ 85,424	¥ 22,621
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(34,353)	(5,280)	25,136	18,008
Comprehensive income	¥ 174,777	$ 26,863	¥ 110,560	¥ 40,629